related party transactions (Tables)	12 Months Ended
Dec. 31, 2022
related party transactions
Schedule of transactions with key management personnel

Years ended December 31 (millions)	2022	2021
Short-term benefits	$17	$16
Post-employment pension [1] and other benefits	10	18
Share-based compensation [2]	65	70
	$92	$104

1

Our Executive Team members are members of our Pension Plan for Management and Professional Employees of TELUS Corporation and certain other non-registered, non-contributory supplementary defined benefit and defined contribution pension plans.

2

We accrue an expense for the notional subset of our restricted share units with market performance conditions using a fair value determined by a Monte Carlo simulation. Restricted share units with an equity settlement feature are accounted for as equity instruments. The expense for restricted share units that do not ultimately vest is reversed against the expense that was previously recorded in their respect.

Twelve-month periods ended December 31 ($ in millions)	2022			2021
	Number of	Notional	Grant-date	Number of	Notional	Grant-date
	units	value [1]	fair value [1]	units	value [1]	fair value [1]
TELUS Corporation
Restricted share units	1,007,431	$32	$39	1,273,308	$33	$36
TELUS International (Cda) Inc.
Restricted share units	265,617	9	9	437,857	15	15
Share options	—	—	—	167,693	1	1
		9	9		16	16
		$41	$48		$49	$52

1

The notional value of restricted share units is determined by multiplying the equity share price at the time of award by the number of units awarded; the grant-date fair value differs from the notional value because the fair values of some awards have been determined using a Monte Carlo simulation (see Note 14(b)). The notional value of share options has been determined using an option pricing model.